PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B and C shares of the Fund listed below:

AIM GLOBAL AGGRESSIVE GROWTH FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 7 of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Paul J. Rasplicka, (lead manager with respect to the domestic portion of the fund's portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the advisor and/or its affiliates since 1994.

     - Jason T. Holzer, (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

     - Shuxin Cao, (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997.

     - Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999.

     A lead manager generally has final authority over all aspects of a portion of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

     More information on the portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B and C shares of the Fund listed below:

AIM GLOBAL GROWTH FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on pages 6 and 7 of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Robert J. Lloyd, (lead manager with respect to the domestic portion of the fund's portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the advisor and/or its affiliates since 2000.

     - Matthew W. Dennis, (lead manager with respect to the fund's investments in Europe and Canada), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000.

     - Barrett K. Sides, (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

     - Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

     A lead manager generally has final authority over all aspects of a portion of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

     More information on the portfolio managers may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

PROSPECTUS SUPPLEMENT DATED FEBRUARY 4, 2008

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM ASIA PACIFIC GROWTH FUND
AIM EUROPEAN GROWTH FUND
AIM GLOBAL AGGRESSIVE GROWTH FUND
AIM GLOBAL GROWTH FUND
AIM INTERNATIONAL CORE EQUITY FUND
AIM INTERNATIONAL GROWTH FUND

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) -GLOBAL AGGRESSIVE GROWTH" on pages 9 and 10 of the prospectus:

     - "Paul J. Rasplicka, (lead manager with respect to the domestic portion of the fund's portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the advisor and/or its affiliates since 1994.

     - Jason T. Holzer, (lead manager with respect to the fund's investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

     - Shuxin Cao, (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1997.

     - Borge Endresen, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999."

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) -GLOBAL GROWTH" on page 10 of the prospectus:

     - "Robert J. Lloyd, (lead manager with respect to the domestic portion of the fund's portfolio), Senior Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with the advisor and/or its affiliates since 2000.

     - Matthew W. Dennis, (lead manager with respect to the fund's investments in Europe and Canada), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000.

     - Barrett K. Sides, (lead manager with respect to the fund's investments in Asia Pacific and Latin America), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

     - Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994."